PROPERTY, PLANT AND EQUIPMENT - Depreciation rates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Property and equipment pledged in guarantee	R$ 176,591	R$ 203,600
Estimated residual value of reversible assets	R$ 8,763,355	8,813,916
Depreciation rate accounting estimates
PROPERTY, PLANT AND EQUIPMENT
Reduction to depreciation expense		R$ 157,053